Other Receivables and Other Current Assets, Net - Schedule of Other Receivables and Other Current Assets (Details)	6 Months Ended
	Apr. 30, 2025 USD ($)	Oct. 31, 2024 USD ($)
Schedule of Other Receivables and Other Current Assets [Abstract]
Other receivables	$ 3,091,207	$ 69,454
Deferred IPO Cost		1,088,400
Prepaid expenses	4,154	8,030
Total	3,095,361	1,165,884
Allowance for expected credit loss	(50,380)	(51,013)
Other receivables and other current assets, net	3,044,981	1,114,871
Balance at beginning of period- Other receivables	51,013
Provision	(633)	51,013
Effect of translation adjustment
Balance at end of period other receivables	$ 50,380	$ 51,013